Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Common Stock Subject to Possible Redemption
Accretion on common stock subject to possible redemption		$ 17,389,167
Adjustment for accretion of Class A common stock subject to possible redemption amount	$ (1,507,323)		$ 2,175,524
Common Stock Subject To Possible Redemption
Common Stock Subject to Possible Redemption
Gross proceeds from Initial Public Offering				$ 171,615,000
Fair value of Public Warrants at issuance				(7,894,290)
Offering costs allocated to common stock subject to possible redemption				(9,494,877)
Accretion on common stock subject to possible redemption				17,389,167
Waiver of offering costs allocated to common stock subject to possible redemption	12,467		3,724,646
Adjustment for accretion of Class A common stock subject to possible redemption amount	$ 1,507,323		(2,175,524)
Common stock subject to possible redemption			$ 173,164,122	$ 171,615,000